Active Developing Markets Equity ETF Investment Strategy - Active Developing Markets Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities and equity-related instruments that are tied economically to emerging markets (also known as “developing markets”). “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. Securities and instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging market country or that maintain their principal place of business in an emerging market country; (ii) securities that are traded principally in an emerging market country; (iii) securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or that have at least 50% of their assets in an emerging market country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred securities, exchange-traded funds (ETFs), convertible securities, trust or partnership interests, depositary receipts, warrants and rights, exchange-traded futures, participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. Certain of the equity securities in which the Fund invests are expected to be issued by companies that rely on variable interest entity (VIE) structures. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may utilize currency forwards (including non-deliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund also may use ETFs, exchanged-traded futures (such as futures on indexes) and participation notes to gain exposure to particular foreign securities or markets and for the efficient management of cash flows. The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar using currency forwards. The Fund will invest a significant portion of its assets in the securities of large cap and mid cap market capitalization companies, although the Fund may also invest in small cap securities. At times, the Fund may increase the relative emphasis of its investments in a particular geographic region, industry or sector. Investment Process: In managing the Fund, the adviser adheres to an investment process that is primarily driven by bottom-up stock selection, while being mindful of macro and policy considerations. The adviser seeks to add value primarily through security selection decisions. Thus, decisions about country weightings are secondary to those about the individual securities, which make up the portfolio. The portfolio managers are primarily responsible for evaluating and selecting from among, and then implementing, the recommendations of the research analysts, who make their recommendations based on the security ranking system described below. Utilizing this research process, the adviser selects growth and value stocks that the adviser believes are or will be profitable with sustainable earnings and disciplined capital management. In selecting growth stocks, the adviser seeks to invest in companies that compound earnings sustainably over the long term. In selecting value stocks, the adviser seeks to invest in companies that appear to be attractively valued and have a robust dividend stream, balancing attractive yield and capital appreciation. Research analysts use their local expertise to identify, research, and rank companies according to the adviser’s expectation of the companies’ future performance. Securities are assessed using a two-part analysis, which considers the adviser’s expectations for (1) total returns on a medium-term forward basis (expected returns) and (2) longer-term business growth characteristics and qualitative factors (strategic classifications). As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, or if the adviser believes the security is no longer attractively valued. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.